Offerings	Sep. 27, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 147,600.00
Offering Note	Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $147.60 per $1,000,000 of the proposed maximum aggregate offering price.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value GBP 0.10 per share
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 0.00
Offering Note	Includes an indeterminate number of ordinary shares (the “Ordinary Shares”), par value GBP 0.10 per share of Lloyds Banking Group plc issuable upon conversion of the Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities (the “Additional Tier 1 Securities”). Pursuant to Rule 457(i) under the Securities Act, no separate registration fee is required for the Ordinary Shares issuable upon conversion of the Additional Tier 1 Securities because no additional consideration will be received in connection with the conversion of the Additional Tier 1 Securities.